Share Capital - Schedule of Share Capital Issued and Fully Paid (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Classes of Share Capital [Line Items]
Issued and fully paid share capital	£ 3,119	£ 3,119	£ 3,119
Ordinary shares [member]
Disclosure of Classes of Share Capital [Line Items]
Beginning balance	31,051,768,866	31,051,768,866
Repurchases	0	0
Ending Balance	31,051,768,866	31,051,768,866
Issued and fully paid share capital	£ 3,105	£ 3,105	3,105
300m Preference Shares [Member]
Disclosure of Classes of Share Capital [Line Items]
Beginning balance	13,780	13,797
Repurchases	0	(17)
Ending Balance	13,780	13,780
Issued and fully paid share capital	£ 14	£ 14	£ 14